CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - JPY (¥) ¥ in Millions		Total	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]		Cumulative translation adjustments [Member]	Defined benefit pension plans [Member]	Own credit adjustments [Member]	Accumulated other comprehensive income (loss) [Member]	Common stock held in treasury [Member]	Total NHI shareholders' equity [Member]	Noncontrolling interests [Member]
Balance at beginning of year at Mar. 31, 2019			¥ 594,493	¥ 687,761	¥ 1,486,825		¥ 17,833	¥ (71,107)	¥ 24,224		¥ (108,968)		¥ 49,732
Cumulative effect of change in accounting principle	[1]				5,592
Net income attributable to NHI shareholders		¥ 194,407			194,407
Cash dividends					(48,477)	[2]							(1,274)
Gain (loss) on sales of treasury stock				12	0
Stock-based compensation awards				(4,922)
Net change during the period							(38,635)
Pension liability adjustment		3,917						3,917
Own credit adjustments		(3,675)							(3,675)
Repurchases of common stock											(41,328)
Sales of common stock											0
Common stock issued to employees											9,926
Net income attributable to noncontrolling interests		(2,843)											2,843
Accumulated other comprehensive income (loss) attributable to noncontrolling interests													(440)
Purchase / sale of subsidiary shares, net													16,089
Other net change in noncontrolling interests													13,347
Balance at end of period at Sep. 30, 2019		2,788,175	594,493	682,851	1,638,347		(20,802)	(67,190)	20,549	¥ (67,443)	(140,370)	¥ 2,707,878	80,297
Balance at beginning of year at Jun. 30, 2019			594,493	681,065	1,548,250		(13,843)	(68,860)	22,248		(100,627)		64,142
Net income attributable to NHI shareholders		138,574			138,574
Cash dividends					(48,477)	[3]							(305)
Gain (loss) on sales of treasury stock				(67)
Stock-based compensation awards				1,853
Net change during the period							(6,959)
Pension liability adjustment		1,670						1,670
Own credit adjustments		(1,699)							(1,699)
Repurchases of common stock											(41,327)
Sales of common stock											0
Common stock issued to employees											1,584
Net income attributable to noncontrolling interests		(1,787)											1,787
Accumulated other comprehensive income (loss) attributable to noncontrolling interests													419
Purchase / sale of subsidiary shares, net													15,422
Other net change in noncontrolling interests													(1,168)
Balance at end of period at Sep. 30, 2019		2,788,175	594,493	682,851	1,638,347		(20,802)	(67,190)	20,549	(67,443)	(140,370)	2,707,878	80,297
Balance at beginning of year at Mar. 31, 2020		2,731,264	594,493	683,232	1,645,451		(26,274)	(62,571)	62,740		(243,604)		77,797
Cumulative effect of change in accounting principle	[1]				(18,200)
Net income attributable to NHI shareholders		210,158			210,158
Cash dividends					(61,156)	[2]							(723)
Gain (loss) on sales of treasury stock				(562)
Stock-based compensation awards				(1,117)
Changes in an affiliated company's interests in its subsidiary				1,118
Net change during the period							(20,207)
Pension liability adjustment		3,390						3,390
Own credit adjustments		(45,784)							(45,784)
Repurchases of common stock											(3)
Sales of common stock											0
Common stock issued to employees											10,292
Net income attributable to noncontrolling interests		(3,063)											3,063
Accumulated other comprehensive income (loss) attributable to noncontrolling interests													310
Purchase / sale of subsidiary shares, net													160
Other net change in noncontrolling interests													(25,949)
Balance at end of period at Sep. 30, 2020		2,786,054	594,493	683,233	1,775,691		(46,481)	(59,181)	16,956	(88,706)	(233,315)	2,731,396	54,658
Balance at beginning of year at Jun. 30, 2020			594,493	676,040	1,769,225		(26,958)	(60,263)	61,248		(234,282)		51,140
Net income attributable to NHI shareholders		67,642			67,642
Cash dividends					(61,156)	[3]							267
Gain (loss) on sales of treasury stock				0	(20)
Stock-based compensation awards				7,197
Changes in an affiliated company's interests in its subsidiary				(4)
Net change during the period							(19,523)
Pension liability adjustment		1,082						1,082
Own credit adjustments		(44,292)							(44,292)
Repurchases of common stock											(2)
Sales of common stock											0
Common stock issued to employees											969
Net income attributable to noncontrolling interests		(1,281)											1,281
Accumulated other comprehensive income (loss) attributable to noncontrolling interests													(265)
Purchase / sale of subsidiary shares, net													(370)
Other net change in noncontrolling interests													2,605
Balance at end of period at Sep. 30, 2020		¥ 2,786,054	¥ 594,493	¥ 683,233	¥ 1,775,691		¥ (46,481)	¥ (59,181)	¥ 16,956	¥ (88,706)	¥ (233,315)	¥ 2,731,396	¥ 54,658

[1]	Represents the adjustments to initially apply Accounting Standards Update (“ASU”) 2016-02, “Leases” and ASU 2016-13, “Measurement of Credit Losses on Financial Instruments” for the six months ended September 30, 2019, and 2020, respectively.
[2]	Dividends per share Six months ended September 30, 2019 ¥ 15.00 Six months ended September 30, 2020 ¥ 20.00
[3]	Dividends per share Three months ended September 30, 2019 ¥15.00 Three months ended September 30, 2020 ¥ 20.00